Portfolio of Investments October 31, 2024
JFR
(Unaudited)
SHARES DESCRIPTION RATE VALUE
LONG-TERM INVESTMENTS - 160.0% (97.5% of Total Investments)
568,152 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 0 .1% ( 0 .0 % of Total Investments) 568,152
TRANSPORTATION - 0.1% (0.0% of Total Investments)
9,712 ACBL HLDG CORP 0.000 $ 568,152
TOTAL TRANSPORTATION 568,152
TOTAL $25 PAR (OR SIMILAR) RETAIL PREFERRED
(Cost $296,216) 568,152
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET-BACKED SECURITIES - 1.0% (0.6% of Total Investments) –
$ 750,000 (a),(b) Battalion CLO XI Ltd, (3-Month LIBOR + 7.112%), 2017 11A 8 .034% 04/24/34 689,663
2,000,000 (a),(b) Dryden 50 Senior Loan Fund, (3-Month LIBOR + 6.522%), 2017
50A
11 .178 07/15/30 1,991,526
3,000,000 (a),(b) Flatiron CLO 19 Ltd, (TSFR3M + 6.362%), 2019 1A 11 .457 11/16/34 3,011,853
750,000 (a),(b) Magnetite XXVII Ltd, (TSFR3M + 6.262%), 2020 27A 10 .879 10/20/34 755,792
2,875,000 (a),(b) Neuberger Berman Loan Advisers CLO 48 Ltd, (TSFR3M +
0.032%), 2022 48A
7 .826 04/25/36 2,888,978
2,500,000 (a),(b) Rockford Tower CLO 2017-3 Ltd, (3-Month LIBOR + 6.012%),
2017 3A
6 .813 10/20/30 2,506,783
TOTAL ASSET-BACKED SECURITIES
(Cost $11,735,313) 11,844,595
SHARES DESCRIPTION VALUE
26939911 COMMON STOCKS - 2 .2% ( 1 .3 % of Total Investments) 26939911
BANKS - 0.1% (0.0% of Total Investments)
573 (c),(d) BLOOM PARENT INC 572,645
TOTAL BANKS 572,645
CAPITAL GOODS - 0.0% (0.0% of Total Investments)
4,865 (d) TNT Crane & Rigging Inc 4,865
8,626 (d) TNT Crane & Rigging Inc 86
TOTAL CAPITAL GOODS 4,951
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.0% (0.0% of Total
Investments)
749 (c),(d) Belk Inc 5,992
20,857 (d) Jo-Ann Stores LLC 11,993
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 17,985
CONSUMER SERVICES - 0.5% (0.3% of Total Investments)
332,537 (d) 24 Hour Fitness Worldwide Inc 16,627
699,154 (d) 24 Hour Fitness Worldwide Inc 6,992
57,279 (d) Cengage Learning Holdings II Inc 1,041,790
5,252,513 (d) Crown Finance US Inc 5,253,414
TOTAL CONSUMER SERVICES 6,318,823
ENERGY - 0.5% (0.3% of Total Investments)
42,689 Chord Energy Corp 5,340,394
215,829 (d) Transocean Ltd 936,698
TOTAL ENERGY 6,277,092
HEALTH CARE EQUIPMENT & SERVICES - 0.0% (0.0% of Total Investments)
167,590 (c),(d) Millennium Health LLC 16,759
157,320 (c),(d) Millennium Health LLC 1,573
195,344 (d) Onex Carestream Finance LP 341,852
TOTAL HEALTH CARE EQUIPMENT & SERVICES 360,184
MATERIALS - 0.0% (0.0% of Total Investments)
80 LyondellBasell Industries NV, Class A 6,948
TOTAL MATERIALS 6,948
MEDIA & ENTERTAINMENT - 0.7% (0.5% of Total Investments)
34,846 (d) Catalina Marketing Corp 348
410,147 (d) Cineworld Group PLC 9,125,771
TOTAL MEDIA & ENTERTAINMENT 9,126,119

Portfolio of Investments October 31, 2024
(continued)
JFR

SHARES DESCRIPTION   VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0% (0.0% of Total
Investments)
60,637 (d) Bright Bidco BV $ 27,589
44,390 (d) Bright Bidco BV 20,198
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 47,787
SOFTWARE & SERVICES - 0.2% (0.1% of Total Investments)
81,991 (d) Avaya Inc 423,648
377,935 (d) Avaya Inc 1,952,790
TOTAL SOFTWARE & SERVICES 2,376,438
TECHNOLOGY HARDWARE & EQUIPMENT - 0.1% (0.0% of Total Investments)
45,085 (d) Windstream Services PE LLC 849,086
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 849,086
TELECOMMUNICATION SERVICES - 0.1% (0.1% of Total Investments)
46,534 (d) Windstream Services PE LLC 876,375
TOTAL TELECOMMUNICATION SERVICES 876,375
TRANSPORTATION - 0.0% (0.0% of Total Investments)
2,293 (d) ACBL HLDG CORP 105,478
TOTAL TRANSPORTATION 105,478
TOTAL COMMON STOCKS
(Cost $64,725,944) 26,939,911
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
217863744 CORPORATE BONDS - 17 .6% ( 10 .8 % of Total Investments) 217863744
CAPITAL GOODS - 0.4% (0.2% of Total Investments)
$ 4,537,000 TransDigm Inc 4 .625% 01/15/29 4,308,456
TOTAL CAPITAL GOODS 4,308,456
COMMERCIAL & PROFESSIONAL SERVICES - 1.3% (0.8% of Total Investments)
3,000,000 (b) Boost Newco Borrower LLC 7 .500 01/15/31 3,162,659
3,431,000 (b) Prime Security Services Borrower LLC / Prime Finance Inc 5 .750 04/15/26 3,431,823
4,650,000 (b) Prime Security Services Borrower LLC / Prime Finance Inc 6 .250 01/15/28 4,645,059
4,750,000 (b) Prime Security Services Borrower LLC / Prime Finance Inc 3 .375 08/31/27 4,470,216
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 15,709,757
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.5% (0.3% of Total
Investments)
6,055,000 (b) Michaels Cos Inc/The 7 .875 05/01/29 3,193,216
1,812,000 (b) PetSmart Inc / PetSmart Finance Corp 4 .750 02/15/28 1,722,555
900,000 (b) Wand NewCo 3 Inc 7 .625 01/30/32 930,248
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 5,846,019
CONSUMER SERVICES - 1.3% (0.8% of Total Investments)
10,261,000 (b) 1011778 BC ULC / New Red Finance Inc 4 .000 10/15/30 9,267,220
1,807,000 (b) 1011778 BC ULC / New Red Finance Inc 3 .500 02/15/29 1,668,180
2,955,000 (b) Carnival Holdings Bermuda Ltd 10 .375 05/01/28 3,172,231
1,799,000 (b) Life Time Inc 5 .750 01/15/26 1,798,011
TOTAL CONSUMER SERVICES 15,905,642
ENERGY - 1.7% (1.0% of Total Investments)
539,512 (b) Borr IHC Ltd / Borr Finance LLC 10 .000 11/15/28 551,714
3,500,000 (b) Citgo Petroleum Corp 7 .000 06/15/25 3,501,071
1,000,000 (b) eG Global Finance PLC 12 .000 11/30/28 1,111,906
1,799,000 (b) Hilcorp Energy I LP / Hilcorp Finance Co 6 .250 11/01/28 1,755,253
1,799,000 (b) MEG Energy Corp 5 .875 02/01/29 1,763,721
6,000,000 PBF Holding Co LLC / PBF Finance Corp 6 .000 02/15/28 5,823,526
1,335,000 (b) Talos Production Inc 9 .375 02/01/31 1,374,511
4,750,000 (b) Weatherford International Ltd 8 .625 04/30/30 4,910,076
TOTAL ENERGY 20,791,778
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.5% (0.3% of Total Investments)
9,750,000 American Tower Corp 2 .950 01/15/51 6,289,086
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 6,289,086
HEALTH CARE EQUIPMENT & SERVICES - 2.0% (1.2% of Total Investments)
3,025,000 (b) Mozart Debt Merger Sub Inc 3 .875 04/01/29 2,829,797
5,196,000 (b) Radiology Partners Inc, (cash 4.275%, PIK 3.500%) 7 .775 01/31/29 5,118,060
4,660,000 (b) Select Medical Corp 6 .250 08/15/26 4,669,753

PRINCIPAL   DESCRIPTION   RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
$ 7,218,333 (b) Team Health Holdings Inc, (cash 9.000%, PIK 4.500%) 13 .500% 06/30/28 $ 8,129,648
3,765,000 Tenet Healthcare Corp 6 .125 10/01/28 3,761,417
TOTAL HEALTH CARE EQUIPMENT & SERVICES 24,508,675
INSURANCE - 0.2% (0.1% of Total Investments)
935,000 (b) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4 .250 10/15/27 886,767
1,825,000 (b) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6 .750 04/15/28 1,833,596
TOTAL INSURANCE 2,720,363
MATERIALS - 0.3% (0.2% of Total Investments)
1,000,000 Ball Corp 6 .000 06/15/29 1,015,652
1,280,000 (b) LABL Inc 9 .500 11/01/28 1,311,597
1,810,000 (b) Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen Group Issuer
LLC
4 .375 09/30/28 1,702,297
TOTAL MATERIALS 4,029,546
MEDIA & ENTERTAINMENT - 2.7% (1.7% of Total Investments)
750,000 (b) Advantage Sales & Marketing Inc 6 .500 11/15/28 702,001
13,000,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
3 .500 03/01/42 8,785,939
4,725,000 (b) CSC Holdings LLC 5 .500 04/15/27 4,205,375
2,519,629 iHeartCommunications Inc 6 .375 05/01/26 2,131,897
5,882,000 (b) McGraw-Hill Education Inc 5 .750 08/01/28 5,764,621
8,994,000 (b) VZ Secured Financing BV 5 .000 01/15/32 8,073,882
4,195,000 (b) Ziggo Bond Co BV 6 .000 01/15/27 4,185,272
TOTAL MEDIA & ENTERTAINMENT 33,848,987
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2% (0.1% of Total
Investments)
2,650,000 (b) Organon & Co / Organon Foreign Debt Co-Issuer BV 5 .125 04/30/31 2,416,818
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2,416,818
SOFTWARE & SERVICES - 0.4% (0.3% of Total Investments)
1,000,000 (b) Open Text Holdings Inc 4 .125 12/01/31 898,104
5,518,515 (b) Rackspace Finance LLC 3 .500 05/15/28 3,251,368
1,000,000 (b) Rocket Software Inc 9 .000 11/28/28 1,041,706
TOTAL SOFTWARE & SERVICES 5,191,178
TECHNOLOGY HARDWARE & EQUIPMENT - 0.6% (0.4% of Total Investments)
3,025,000 (b) CommScope LLC 4 .750 09/01/29 2,586,375
5,250,000 (b) CommScope LLC 6 .000 03/01/26 5,125,091
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 7,711,466
TELECOMMUNICATION SERVICES - 4.3% (2.6% of Total Investments)
2,000,000 (b) Frontier Communications Holdings LLC 5 .000 05/01/28 1,966,110
9,216,000 (b) Frontier Communications Holdings LLC 5 .875 10/15/27 9,196,255
3,022,000 (b) Frontier Communications Holdings LLC 6 .000 01/15/30 2,957,366
2,250,000 Frontier Communications Holdings LLC 5 .875 11/01/29 2,198,390
5,000,000 (b) Level 3 Financing Inc 4 .000 04/15/31 3,775,000
2,000,000 (b) Level 3 Financing Inc 10 .500 04/15/29 2,226,704
4,990,000 (b) Level 3 Financing Inc 10 .500 05/15/30 5,457,812
1,000,000 (b) Lumen Technologies Inc 10 .000 10/15/32 996,250
7,820,000 (b) Vmed O2 UK Financing I PLC 4 .250 01/31/31 6,746,083
8,160,000 (b) Vmed O2 UK Financing I PLC 4 .750 07/15/31 7,066,806
12,500,000 (b) Zayo Group Holdings Inc 4 .000 03/01/27 11,125,110
TOTAL TELECOMMUNICATION SERVICES 53,711,886
TRANSPORTATION - 0.4% (0.3% of Total Investments)
3,025,000 Delta Air Lines Inc 3 .750 10/28/29 2,823,253
2,377,000 (b) United Airlines Inc 4 .625 04/15/29 2,275,036
TOTAL TRANSPORTATION 5,098,289
UTILITIES - 0.8% (0.5% of Total Investments)
3,060,000 Pacific Gas and Electric Co 4 .550 07/01/30 2,970,581
1 Pacific Gas and Electric Co 4 .500 07/01/40 1
950,000 PG&E Corp 5 .250 07/01/30 925,818

Portfolio of Investments October 31, 2024
(continued)
JFR

PRINCIPAL   DESCRIPTION   RATE MATURITY VALUE
UTILITIES (continued)
$ 6,028,000 PG&E Corp 5 .000% 07/01/28 $ 5,879,398
TOTAL UTILITIES 9,775,798
TOTAL CORPORATE BONDS
(Cost $209,562,802) 217,863,744
PRINCIPAL DESCRIPTION RATE (e) MATURITY (f) VALUE
1719431979 VARIABLE RATE SENIOR LOAN INTERESTS - 139 .1% ( 84 .8 % of Total Investments) (e) 1719431979
AUTOMOBILES & COMPONENTS - 0.5% (0.3% of Total Investments)
1,043,106 Adient US LLC, Term Loan B2, (TSFR1M + 2.750%) 7 .435 01/29/31 1,047,185
3,311,700 Clarios Global LP, Term Loan B, (TSFR1M + 2.500%) 7 .185 05/06/30 3,322,347
1,479,820 DexKo Global Inc., Term Loan B, (TSFR3M + 3.750%) 8 .615 10/04/28 1,420,783
TOTAL AUTOMOBILES & COMPONENTS 5,790,315
CAPITAL GOODS - 9.1% (5.5% of Total Investments)
4,323,863 ACProducts, Inc., Term Loan B, (TSFR3M + 4.250%) 9 .115 05/17/28 3,621,235
6,684,447 Ali Group North America Corporation, Term Loan B, (TSFR1M +
2.000%)
6 .800 10/13/28 6,711,987
2,625,000 Azorra Soar TLB Finance Ltd, Term Loan B, (TSFR3M + 3.500%) 8 .132 10/18/29 2,628,281
2,379,364 Centuri Group, Inc, Term Loan B, (TSFR1M + 2.500%) 7 .311 08/28/28 2,383,611
13,568,687 Chamberlain Group Inc, Term Loan B, (TSFR1M + 3.250%) 8 .035 10/22/28 13,563,666
497,500 Chamberlain Group Inc, Term Loan B, (TSFR1M + 3.500%) 8 .185 11/03/28 497,916
2,124,697 Chart Industries, Inc., Term Loan B, (TSFR3M + 2.500%) 7 .092 03/18/30 2,131,347
4,622,049 Core & Main LP, Term Loan B, (TSFR1M + 2.000%) 6 .718 07/27/28 4,621,078
1,182,527 Cornerstone Building Brands, Inc., Term Loan B, (TSFR1M +
3.250%)
8 .154 04/12/28 1,164,275
270,672 Dynasty Acquisition Co., Inc., Term Loan B1, (TSFR1M + 3.500%) 8 .185 08/24/28 271,008
104,369 Dynasty Acquisition Co., Inc., Term Loan B2, (TSFR1M + 3.500%) 8 .185 08/24/28 104,498
319,128 Fly Funding II S.a.r.l., Term Loan B, (3-Month LIBOR + 1.750%) 7 .120 08/11/25 312,911
3,882,787 Gates Global LLC, Term Loan B5, (TSFR1M + 2.250%) 6 .935 05/23/31 3,896,300
1,890,500 INNIO Group Holding GmbH, Term Loan B, (TSFR3M + 3.250%) 7 .935 11/06/28 1,901,144
6,272,067 Madison IAQ LLC, Term Loan, (TSFR6M + 2.750%) 7 .208 06/21/28 6,277,210
2,295,000 Madison Safety & Flow LLC, Term Loan B, (TSFR1M + 3.250%) 7 .968 09/19/31 2,306,957
1,725,675 MI Windows and Doors, LLC, Term Loan B2, (TSFR1M + 3.000%) 7 .685 03/28/31 1,733,121
1,556,031 Project Castle, Inc., Term Loan B, (Prime + 4.500%) 12 .500 06/01/29 1,426,888
7,913,095 Quikrete Holdings, Inc., Term Loan B, (TSFR1M + 2.500%) 7 .185 04/14/31 7,919,307
1,573,806 Resideo Funding Inc., Term Loan B, (TSFR1M + 2.000%) 6 .718 02/14/28 1,581,675
1,462,123 Standard Industries Inc., Term Loan B, (TSFR1M + 2.000%) 6 .759 09/22/28 1,467,044
3,870,300 Titan Acquisition Limited, Term Loan B, (TSFR6M + 5.000%) 10 .326 02/01/29 3,879,511
11,469,553 TK Elevator US Newco Inc, Term Loan B, (TSFR6M + 3.500%) 8 .588 04/15/30 11,512,965
2,083,000 TransDigm, Inc., Term Loan, (Prime + 1.500%) 7 .320 09/07/32 2,086,250
11,171,103 TransDigm, Inc., Term Loan J, (TSFR3M + 2.500%) 7 .104 02/28/31 11,194,227
4,080,433 TransDigm, Inc., Term Loan K, (TSFR3M + 2.750%) 7 .354 03/22/30 4,093,266
4,143,753 Victory Buyer LLC, Term Loan, (TSFR1M + 3.750%) 8 .582 11/20/28 3,992,257
8,736,901 Windsor Holdings III, LLC, Term Loan B, (TSFR1M + 3.500%) 8 .259 08/01/30 8,792,599
TOTAL CAPITAL GOODS 112,072,534
COMMERCIAL & PROFESSIONAL SERVICES - 9.0% (5.5% of Total Investments)
15,176,941 Allied Universal Holdco LLC, Term Loan B, (TSFR1M + 3.750%) 8 .535 05/15/28 15,164,041
4,603,078 Anticimex International AB, Term Loan B1, (TSFR3M + 3.150%) 8 .480 11/16/28 4,612,468
1,119,375 Anticimex International AB, Term Loan B6, (TSFR3M + 3.400%) 8 .730 11/16/28 1,123,752
3,393,448 (g) ArchKey Holdings Inc,Term Loan, (TBD) TBD TBD 3,390,615
391,552 (g),(h) ArchKey Holdings Inc,Term Loan, (TBD) TBD TBD 391,225
1,781,770 CHG Healthcare Services Inc., Term Loan, (TSFR1M + 3.500%) 8 .300 09/29/28 1,787,534
3,116,321 CoreLogic, Inc., Term Loan, (TSFR1M + 3.500%) 8 .300 06/02/28 3,106,302
4,166,096 Covanta Holding Corporation, Term Loan B, (TSFR1M + TSFR6M
+ 2.500%)
7 .386 11/30/28 4,175,407
320,098 Covanta Holding Corporation, Term Loan C, (TSFR6M + 2.500%) 7 .588 11/30/28 320,813
5,985,656 Creative Artists Agency, LLC , Term Loan B, (TSFR1M + 2.750%) 7 .435 10/01/31 5,994,545
1,443,382 Dayforce, Inc., Term Loan B, (TSFR3M + 2.500%) 7 .085 03/03/31 1,447,893
7,444,153 Dun & Bradstreet Corporation (The), Term Loan B, (TSFR1M +
2.750%)
7 .468 01/18/29 7,464,773
5,555,622 EAB Global, Inc., Term Loan, (TSFR1M + 3.250%) 7 .935 08/16/28 5,542,622
1,805,464 Ensemble RCM, LLC, Term Loan B, (TSFR3M + 3.000%) 7 .585 08/01/29 1,810,212

PRINCIPAL DESCRIPTION   RATE(e) MATURITY(f) VALUE
COMMERCIAL & PROFESSIONAL SERVICES (continued)
$ 3,030,500 Evertec Group, LLC, Term Loan B, (TSFR1M + 3.250%) 7 .935% 10/15/30 $ 3,038,076
3,750,000 (g) First Advantage Holdings LLC,Term Loan, (TBD) TBD TBD 3,759,375
4,940,775 Garda World Security Corporation, Term loan B, (TSFR1M +
3.500%)
8 .286 02/01/29 4,940,775
3,170,000 GFL Environmental Inc., Term Loan B, (TSFR3M + 2.000%) 6 .610 06/27/31 3,169,017
1,697,500 Herman Miller, Inc, Term Loan B, (TSFR1M + 2.000%) 6 .800 07/19/28 1,692,900
4,574,545 LABL, Inc., Term Loan, First Lien, (TSFR1M + 5.000%) 9 .785 10/29/28 4,484,221
4,286,562 OMNIA Partners LLC, Term Loan B, (TSFR3M + 3.250%) 7 .867 07/25/30 4,300,580
7,298,259 Prime Security Services Borrower, LLC, Term Loan B, (TSFR1M +
2.250%)
7 .107 10/15/30 7,307,564
3,049,121 (i) Signal Parent, Inc, Term Loan B, (TSFR1M + 3.500%) 8 .285 04/03/28 2,753,905
17,717,470 (i) WIN Waste Innovations Holdings, Inc., Term Loan B, (TSFR1M +
2.750%)
7 .550 03/27/28 16,920,183
2,680,000 XPLOR T1 LLC, Term Loan B, (TSFR3M + 4.250%) 8 .854 06/13/31 2,700,100
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 111,398,898
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 6.2% (3.8% of Total
Investments)
839,062 Academy, Ltd., Term Loan, (TSFR1M + 3.750%) 8 .709 11/08/27 840,808
1,815,450 Barentz International B.V., Term Loan B2, (TSFR3M + 4.000%) 8 .704 03/28/31 1,827,178
4,033,000 Belron Finance 2019 LLC, Term Loan B, (Prime + 1.750%) 9 .750 10/02/31 4,053,165
9,006,127 CNT Holdings I Corp, Term Loan, (TSFR3M + 3.500%) 8 .085 11/08/27 9,037,649
1,321,864 Driven Holdings, LLC, Term Loan B, (TSFR1M + 3.000%) 7 .800 12/18/28 1,321,864
2,434,273 EOS Finco Sarl, Term Loan, (TSFR6M + 6.000%) 11 .264 08/03/29 1,877,433
764,858 Fastlane Parent Company, Inc., Term Loan B, (TSFR1M + 4.500%) 9 .185 09/29/28 728,393
7,440,000 Frontier Communications Corp., Term Loan B, (TSFR3M +
3.500%)
8 .763 06/21/31 7,500,450
1,811,481 Gulfside Supply Inc, Term Loan B, (TSFR1M + 3.000%) 7 .784 05/29/31 1,813,972
2,590,000 Johnstone Supply LLC, Term Loan, (TSFR1M + 3.000%) 7 .851 05/16/31 2,590,000
497,500 Kodiak Building Partners Inc., Term Loan B2, (TSFR1M + 3.750%) 8 .435 03/13/28 499,910
1,246,875 LBM Acquisition LLC, Term Loan B, (TSFR1M + 3.750%) 8 .535 06/06/31 1,230,666
7,280,523 LBM Acquisition LLC, Term Loan B, (TSFR1M + 3.750%) 8 .535 12/20/27 7,279,212
2,436,314 Les Schwab Tire Centers, Term Loan B, (TSFR1M + 3.000%) 7 .685 04/16/31 2,441,856
2,648,363 Mister Car Wash Holdings, Inc., Term Loan B, (TSFR1M + 3.000%) 7 .685 03/27/31 2,654,798
17,908,865 PetSmart, Inc., Term Loan B, (TSFR1M + 3.750%) 8 .535 02/14/28 17,830,514
5,701,199 Restoration Hardware, Inc., Term Loan B, (TSFR1M + 2.500%) 7 .300 10/15/28 5,507,416
5,581,013 Wand NewCo 3, Inc., Term loan B, (TSFR1M + TSFR3M + 3.250%) 7 .894 01/30/31 5,587,989
1,565,000 White Cap Buyer LLC, Term Loan B, (TSFR1M + 3.250%) 7 .935 10/19/29 1,563,599
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 76,186,872
CONSUMER DURABLES & APPAREL - 3.7% (2.2% of Total Investments)
6,406,448 ABG Intermediate Holdings 2 LLC, Term Loan B, (TSFR1M +
2.750%)
7 .446 12/21/28 6,426,885
13,922,961 AI Aqua Merger Sub, Inc., Term Loan B, First Lien, (TSFR1M +
3.500%)
8 .357 07/31/28 13,963,546
867,500 Amer Sports Company, Term Loan, (TSFR3M + 2.750%) 7 .846 02/18/31 871,838
1,547,107 Hayward Industries, Inc., Term Loan, (TSFR1M + 2.500%) 7 .300 05/30/28 1,549,868
108,301 Serta Simmons Bedding, LLC, Term Loan, (TSFR3M + 7.500%) 12 .218 06/29/28 91,088
2,092,533 SRAM, LLC , Term Loan B, (TSFR1M + 2.750%) 7 .550 05/18/28 2,097,116
3,375,000 (g) Tempur Sealy International Inc,Term Loan, (TBD) TBD TBD 3,377,818
5,887,350 Topgolf Callaway Brands Corp., Term Loan B, (TSFR1M + 3.000%) 7 .685 03/18/30 5,861,593
5,600,000 Varsity Brands, Inc., Term Loan B, (TSFR3M + 3.750%) 8 .821 07/28/31 5,584,852
262,327 Weber-Stephen Products LLC, Term loan B, (TSFR1M + 4.250%) 9 .035 10/29/27 249,399
5,536,490 Weber-Stephen Products LLC, Term Loan B, (TSFR1M + 3.250%) 8 .050 10/29/27 5,262,434
TOTAL CONSUMER DURABLES & APPAREL 45,336,437
CONSUMER SERVICES - 18.8% (11.5% of Total Investments)
30,052,548 1011778 B.C. Unlimited Liability Company, Term Loan B6,
(TSFR1M + 1.750%)
6 .435 09/23/30 29,842,180
813,798 24 Hour Fitness Worldwide, Inc., Exit Term Loan, (TSFR3M +
14.000%)
19 .319 09/29/26 447,589
1,607,045 24 Hour Fitness Worldwide, Inc., Term Loan, (TSFR3M + 5.000%),
(cash 9.865%, PIK 5.000%)
9 .865 12/29/25 666,924
1,501,238 Allwyn International AS, Term Loan B, (TSFR3M + 2.250%) 6 .908 06/30/31 1,501,237
4,324,928 Alterra Mountain Company, Term Loan B4, (TSFR1M + 3.250%) 7 .935 08/17/28 4,338,444

Portfolio of Investments October 31, 2024
(continued)
JFR

PRINCIPAL DESCRIPTION   RATE(e) MATURITY(f) VALUE
CONSUMER SERVICES (continued)
$ 1,076,378 Alterra Mountain Company, Term Loan B5, (TSFR1M + 3.500%) 8 .185% 05/31/30 $ 1,079,877
1,449,490 Aramark Services, Inc., Term Loan B5, (TSFR1M + 2.000%) 6 .685 06/24/30 1,452,208
943,812 AVSC Holding Corp., Term Loan B3, (TSFR3M + 7.500%), (cash
5.000%, PIK 10.000%)
10 .000 12/04/26 955,761
11,273,850 Caesars Entertainment Corp, Term Loan B, (TSFR1M + 2.750%) 7 .435 02/06/30 11,299,667
3,980,000 Caesars Entertainment Inc., Term Loan B1, (TSFR1M + 2.750%) 7 .435 02/06/31 3,988,398
3,053,784 Carnival Corporation, Term Loan B1, (TSFR1M + 2.750%) 7 .435 10/18/28 3,065,235
2,545,474 Carnival Corporation, Term Loan B2, (TSFR1M + 2.750%) 7 .435 08/09/27 2,556,216
2,219,438 Cedar Fair, L.P., Term Loan B, (TSFR1M + 2.000%) 6 .845 04/18/31 2,220,825
6,660,811 Churchill Downs Incorporated, Term Loan B1, (TSFR1M +
2.000%)
6 .785 03/17/28 6,669,137
4,194,514 Cinemark USA, Inc., Term Loan B, (TSFR1M + TSFR3M + 3.250%) 7 .894 05/24/30 4,214,165
15,134,563 ClubCorp Holdings, Inc., Term Loan B2, (TSFR3M + 5.000%) 9 .865 09/18/26 15,180,269
4,176,336 Delta 2 (LUX) S.a.r.l., Term Loan B1, (TSFR3M + 2.000%) 6 .585 09/10/31 4,181,035
2,088,164 (g) Delta 2 Lux Sarl,Term Loan, (TBD) TBD TBD 2,090,513
15,196,535 Fertitta Entertainment, LLC, Term Loan B, (TSFR1M + 3.750%) 8 .536 01/29/29 15,220,317
23,944,062 Flutter Entertainment PLC, Term Loan B, (TSFR3M + 2.000%) 6 .604 11/29/30 23,968,007
4,205,000 GBT US III LLC, Term loan B, (TSFR3M + 3.000%) 7 .626 07/28/31 4,211,013
5,792,032 GVC Holdings (Gibraltar) Limited, Term Loan B, (TSFR6M +
2.750%)
8 .014 10/31/29 5,791,916
10,242,367 Hilton Domestic Operating Company, Inc., Term Loan B4,
(TSFR1M + 1.750%)
6 .488 11/08/30 10,252,507
3,477,115 Hilton Grand Vacations Borrower LLC, Term Loan B, (TSFR1M +
2.500%)
7 .185 08/02/28 3,470,596
2,079,550 Hilton Grand Vacations Borrower LLC, Term Loan B, (TSFR1M +
2.250%)
6 .935 01/17/31 2,071,918
15,310,560 IRB Holding Corp, Term Loan B, (TSFR1M + 2.750%) 7 .535 12/15/27 15,326,176
10,818,057 Light and Wonder International, Inc., Term Loan B2, (TSFR1M +
2.250%)
7 .034 04/16/29 10,829,849
11,231,536 Motion Finco Sarl, Term Loan B, (TSFR3M + 3.500%) 8 .104 11/30/29 10,754,196
3,015,932 PCI Gaming Authority, Term Loan, (TSFR1M + 2.000%) 6 .685 06/06/31 3,000,475
2,546,876 Penn National Gaming, Inc., Term Loan B, (TSFR1M + 2.750%) 7 .535 04/20/29 2,553,294
6,512,438 PG Investment Company 59 S.a r.l., Term Loan B, (TSFR3M +
3.000%)
7 .604 03/24/31 6,532,789
7,312,135 Scientific Games Holdings LP, Term Loan B, (TSFR3M + 3.000%) 7 .590 04/04/29 7,290,747
5,699,741 SeaWorld Parks & Entertainment, Inc., Term Loan B, (TSFR1M +
2.500%)
7 .185 08/25/28 5,708,661
8,002,195 Spin Holdco Inc., Term Loan, (TSFR3M + 4.000%) 9 .256 03/06/28 6,989,717
2,574,814 William Morris Endeavor Entertainment, LLC, Term Loan, First
Lien, (TSFR1M + 2.750%)
7 .550 05/16/25 2,579,114
TOTAL CONSUMER SERVICES 232,300,972
ENERGY - 3.6% (2.2% of Total Investments)
3,661,528 BCP Renaissance Parent LLC, Term Loan B, (TSFR3M + 3.250%) 7 .854 10/31/28 3,668,064
2,258,593 EG Group Limited, Term Loan B, (TSFR3M + 5.500%) 10 .444 02/07/28 2,264,522
2,125,000 Epic Crude Services, LP, Term Loan B, (TSFR3M + 3.000%) 7 .656 10/09/31 2,126,902
12,030,889 Freeport LNG Investments, LLLP, Term Loan A, (TSFR3M +
3.000%)
7 .879 11/16/26 12,015,851
6,308,264 Freeport LNG Investments, LLLP, Term Loan B, (TSFR3M +
3.500%)
8 .379 12/21/28 6,282,116
3,387,000 (g) New Fortress Energy Inc,Term Loan, (TBD) TBD TBD 3,206,625
4,329,141 Oryx Midstream Services Permian Basin LLC, Term Loan B,
(TSFR1M + 3.000%)
7 .918 10/05/28 4,336,652
3,987,250 TransMontaigne Operating Company L.P., Term Loan B, (TSFR1M
+ 3.250%)
7 .935 11/05/28 3,997,218
4,833,844 Traverse Midstream Partners LLC, Term Loan, (TSFR3M + 3.500%) 8 .085 02/16/28 4,858,013
1,700,154 Whitewater Whistler Holdings, LLC, Term Loan B, (TSFR3M +
2.250%)
6 .854 02/15/30 1,705,042
TOTAL ENERGY 44,461,005

PRINCIPAL DESCRIPTION   RATE(e) MATURITY(f) VALUE
FINANCIAL SERVICES - 3.0% (1.8% of Total Investments)
$ 2,403,463 (i) Aragorn Parent Corporation, Term Loan, (TSFR1M + 4.000%) 8 .745% 12/15/28 $ 2,415,480
6,269,237 Avolon TLB Borrower 1 (US) LLC, Term Loan B4, (TSFR1M +
1.500%)
6 .359 02/12/27 6,273,343
17,663,000 Boost Newco Borrower, LLC, Term loan B, (TSFR3M + 2.500%) 7 .104 01/31/31 17,734,800
4,526,994 (c),(j) Ditech Holding Corporation, Term Loan 0 .000 06/30/24 453
243,920 (h) Focus Financial Partners, LLC, Term Loan 0 .000 09/10/31 244,443
2,271,080 Focus Financial Partners, LLC, Term Loan B8, (TSFR1M + 3.250%) 7 .935 09/10/31 2,275,952
498,750 Kestra Advisor Services Holdings A, Inc., Term Loan, (TSFR3M +
4.000%)
9 .057 03/24/31 501,089
1,854,167 NCR Atleos LLC, Term Loan B, (TSFR3M + 0.038%) 8 .398 04/16/29 1,858,802
1,925,174 Orion Advisor Solutions, Inc., Term Loan B, (TSFR3M + 0.038%) 8 .335 10/09/30 1,923,499
3,765,059 WEX Inc., Term Loan B, (TSFR1M + 2.000%) 6 .685 04/03/28 3,773,305
TOTAL FINANCIAL SERVICES 37,001,166
FOOD, BEVERAGE & TOBACCO - 3.1% (1.9% of Total Investments)
296,939 8th Avenue Food & Provisions, Inc., Term Loan, (TSFR1M +
4.750%)
9 .550 10/01/25 292,485
4,363,379 8th Avenue Food & Provisions, Inc., Term Loan, First Lien,
(TSFR1M + 3.750%)
8 .550 10/01/25 4,297,928
4,251,460 CHG PPC Parent LLC, Term Loan, (TSFR1M + 2.750%) 7 .550 12/08/28 4,240,831
909,517 City Brewing Company, LLC, First Lien, (TSFR3M + 5.000%) 9 .909 04/14/28 432,021
1,257,928 City Brewing Company, LLC, Term Loan, (TSFR3M + 6.250%) 10 .926 04/05/28 1,056,659
3,291,752 City Brewing Company, LLC, Term Loan, (TSFR3M + 3.500%) 8 .418 04/14/28 2,567,566
5,112,187 Fiesta Purchaser, Inc., Term Loan B, (TSFR1M + 4.000%) 8 .685 02/12/31 5,132,687
2,173,529 Froneri International Ltd., Term Loan, (TSFR1M + 2.250%) 7 .035 02/01/27 2,167,248
1,881,000 (i) Naked Juice LLC, Term Loan, (TSFR3M + 3.250%) 7 .954 01/20/29 1,420,738
6,327,187 Pegasus BidCo BV, Term Loan B, (Prime + 3.250%) 7 .848 07/12/29 6,353,540
2,568,000 Sycamore Buyer LLC, Term Loan B, (TSFR1M + 2.250%) 7 .102 07/23/29 2,570,414
7,449,598 Triton Water Holdings, Inc, Term Loan, (TSFR3M + 3.250%) 8 .115 03/31/28 7,463,975
1,052,050 Triton Water Holdings, Inc, Term Loan B, (TSFR3M + 4.000%) 8 .604 03/31/28 1,057,095
TOTAL FOOD, BEVERAGE & TOBACCO 39,053,187
HEALTH CARE EQUIPMENT & SERVICES - 14.5% (8.8% of Total Investments)
3,920,375 ADMI Corp., Term Loan B5, (TSFR1M + 5.750%) 10 .435 12/23/27 3,954,678
6,263,194 AHP Health Partners, Inc., Term Loan B, (TSFR1M + 2.750%) 7 .435 08/24/28 6,278,852
22,607,995 Bausch & Lomb, Inc., Term Loan, (TSFR1M + 3.250%) 8 .095 05/05/27 22,622,125
1,315,000 Concentra Health Services Inc, Term loan B, (TSFR1M + 2.250%) 6 .935 06/26/31 1,319,931
2,344,599 Element Materials Technology Group US Holdings Inc., Term
Loan, (TSFR3M + 3.750%)
8 .354 04/12/29 2,353,977
7,043,430 (i) Gainwell Acquisition Corp., Term Loan B, (TSFR3M + 4.000%) 8 .704 10/01/27 6,786,345
10,907,975 Global Medical Response, Inc., Term Loan, (TSFR1M + 5.500%) 10 .259 10/02/28 10,881,687
2,748,592 ICON Luxembourg S.A.R.L., Term Loan B, (TSFR3M + 2.000%) 6 .604 07/03/28 2,761,277
2,084,613 Insulet Corporation, Term loan B, (TSFR1M + 2.500%) 7 .185 07/31/31 2,095,818
31,059,691 Medline Borrower, LP, Term Loan B, (TSFR1M + 2.750%) 7 .435 10/23/28 31,123,518
11,141,080 (i) National Mentor Holdings, Inc., Term Loan, (TSFR1M + TSFR3M
+ 3.750%)
8 .494 03/02/28 10,958,311
275,042 (i) National Mentor Holdings, Inc., Term Loan C, (TSFR3M + 3.750%) 8 .454 03/02/28 270,530
4,764,937 Onex TSG Intermediate Corp., Term Loan B, (TSFR1M + 4.750%) 9 .468 02/28/28 4,777,850
1,243,750 Pacific Dental Services, LLC, Term Loan B, (TSFR1M + 2.750%) 7 .536 03/17/31 1,245,404
1,996,144 Packaging Coordinators Midco, Inc., Term Loan B, (TSFR3M +
3.250%)
7 .835 11/30/27 2,001,005
19,152,581 Parexel International Corporation, Term loan B, (TSFR1M +
3.000%)
7 .685 11/15/28 19,164,264
13,686,850 Phoenix Guarantor Inc, Term Loan, (TSFR1M + 3.250%) 7 .935 02/21/31 13,705,122
684,658 PRA Health Sciences, Inc., Term Loan B, (TSFR3M + 2.000%) 6 .604 07/03/28 687,818
1,990,000 Resonetics, LLC, Term Loan, (TSFR3M + 3.750%) 8 .367 06/06/31 1,997,532
2,054,416 Select Medical Corporation, Term Loan B1, (TSFR1M + 3.000%) 7 .685 03/05/27 2,065,972
3,264,471 (g) Sound Inpatient Physicians, Term Loan B, (TBD), (cash 9.096%,
PIK 1.500%)
TBD TBD 2,944,552
578,165 Star Parent, Inc., Term Loan B, (TSFR3M + 3.750%) 8 .354 09/30/30 567,111
17,475,121 Surgery Center Holdings, Inc., Term Loan B, (TSFR1M + 2.750%) 7 .495 12/19/30 17,535,410
4,803,281 Team Health Holdings, Inc., Term Loan B, (TSFR1M + TSFR3M +
5.250%)
9 .885 03/02/27 4,714,565
2,330,656 US Radiology Specialists, Inc., Term Loan B, (TSFR3M + 4.750%) 9 .354 12/15/27 2,343,043

Portfolio of Investments October 31, 2024
(continued)
JFR

PRINCIPAL DESCRIPTION   RATE(e) MATURITY(f) VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
$ 3,590,400 (g) Viant Medical Holdings Inc,Term Loan, (TBD) TBD TBD $ 3,606,862
396,000 (g),(h) Viant Medical Holdings Inc,Term Loan, (TBD) TBD TBD 397,816
211,889 (c) Vyaire Medical, Inc., Term Loan, (TSFR6M + 1.000%) 5 .468% 06/14/25 211,889
1,403,005 (c),(j) Vyaire Medical, Inc., Term Loan B, (Prime + 0.048%) 12 .750 04/16/25 140
TOTAL HEALTH CARE EQUIPMENT & SERVICES 179,373,404
INSURANCE - 10.6% (6.5% of Total Investments)
10,262,164 Acrisure, LLC, Term Loan B6, (TSFR1M + 3.250%) 8 .009 11/06/30 10,258,983
12,783,838 Alliant Holdings Intermediate, LLC, Term Loan B6, (TSFR1M +
3.000%)
7 .759 09/12/31 12,740,310
1,838,219 AmWINS Group, Inc., Term Loan B, (TSFR1M + 2.250%) 7 .050 02/22/28 1,839,295
7,188,875 AssuredPartners, Inc., Term Loan B5, (TSFR1M + 3.500%) 8 .185 02/14/31 7,207,350
254,483 Asurion LLC, Term Loan B11, (TSFR1M + 4.250%) 9 .035 08/21/28 253,369
16,286,353 Asurion LLC, Term Loan B8, (TSFR1M + 3.250%) 8 .050 12/23/26 16,302,558
2,883,272 Asurion LLC, Term Loan B9, (TSFR1M + 3.250%) 8 .050 07/30/27 2,864,790
17,287,457 Broadstreet Partners, Inc., Term Loan B4, (TSFR1M + 3.250%) 7 .935 05/12/31 17,294,113
19,098,736 HUB International Limited, Term loan B, (TSFR2M + TSFR3M +
2.875%)
7 .606 06/20/30 19,156,987
1,588,125 Ryan Specialty Group, LLC, Term Loan B, (TSFR1M + 2.250%) 6 .935 09/11/31 1,589,515
7,987,425 Sedgwick Claims Management Services, Inc., Term Loan B,
(TSFR3M + 3.000%)
7 .585 06/27/31 7,999,086
17,305,000 Truist Insurance Holdings LLC, First Lien, Term Loan, (TSFR3M +
3.250%)
7 .854 03/22/31 17,348,349
5,222,382 USI, Inc., Term Loan, (TSFR3M + 2.750%) 7 .354 09/27/30 5,226,873
10,890,693 USI, Inc., Term Loan, (TSFR3M + 2.750%) 7 .354 11/23/29 10,900,222
TOTAL INSURANCE 130,981,800
MATERIALS - 8.4% (5.1% of Total Investments)
1,315,000 AAP Buyer Inc, Term Loan B, (TSFR3M + 3.250%) 7 .854 08/01/31 1,321,575
2,706,631 Arsenal AIC Parent LLC, Term loan B, (TSFR1M + 3.250%) 7 .935 08/19/30 2,716,781
744,201 Ascend Performance Materials Operations LLC, Term Loan B,
(TSFR3M + 4.750%)
9 .095 08/27/26 692,665
3,999,926 Axalta Coating Systems U.S. Holdings, Inc., Term Loan B6,
(TSFR3M + 2.000%)
6 .604 12/20/29 4,016,586
1,945,345 Berlin Packaging LLC, Term Loan B, (TSFR1M + TSFR3M +
3.750%)
8 .474 05/12/31 1,951,599
3,585,313 Charter NEX US, Inc., Term Loan B, (TSFR1M + 3.000%) 7 .685 12/01/27 3,589,991
7,783,125 Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR1M +
3.175%)
7 .860 04/13/29 7,772,929
6,138,000 CPC Acquisition Corp, Term Loan, (TSFR3M + 3.750%) 8 .615 12/29/27 5,383,517
9,055,104 (i) Discovery Purchaser Corporation, Term Loan, (TSFR3M + 4.375%) 8 .965 08/03/29 9,056,824
986,116 ECO Services Operations Corp, Term Loan B, (TSFR3M + 2.250%) 6 .835 06/12/31 983,172
1,481,250 INEOS Quattro Holdings UK Ltd, Term Loan, (TSFR1M + 3.750%) 8 .535 03/03/30 1,477,547
4,340,000 INEOS Quattro Holdings UK Ltd, Term Loan B, (TSFR1M +
4.250%)
8 .935 10/02/31 4,329,150
4,488,235 INEOS Quattro Holdings UK Ltd, Term Loan B, First Lien,
(TSFR1M + 4.250%)
9 .035 03/29/29 4,474,232
1,995,000 Ineos US Finance LLC, Term Loan B, (TSFR1M + 3.750%) 8 .435 02/07/31 2,002,481
5,193,303 Ineos US Finance LLC, Term Loan B, (TSFR1M + 3.250%) 7 .935 02/09/30 5,204,676
4,341,384 Klockner-Pentaplast of America, Inc., Term Loan B, (TSFR6M +
4.725%)
9 .723 02/09/26 4,074,866
4,451,182 (i) Lonza Group AG, Term Loan B, (TSFR3M + 3.925%) 8 .629 07/03/28 4,340,838
643,512 Nouryon Finance B.V., Term Loan B, (TSFR6M + 3.500%) 7 .784 04/03/28 646,933
8,202,878 Nouryon Finance B.V., Term Loan B, (TSFR3M + 3.500%) 8 .628 04/03/28 8,259,273
3,257,928 Proampac PG Borrower LLC, Term Loan, (TSFR3M + 4.000%) 9 .118 09/15/28 3,273,208
6,682,540 Reynolds Group Holdings Inc. , Term Loan B3, (TSFR1M +
2.500%)
7 .185 09/25/28 6,696,173
3,905,375 SupplyOne, Inc, Term Loan B, (TSFR1M + 3.750%) 8 .435 04/21/31 3,915,490
8,596,241 TricorBraun Holdings, Inc., Term Loan, (TSFR1M + 3.250%) 8 .050 03/03/28 8,533,144
4,239,330 Tronox Finance LLC, Term Loan B, (TSFR3M + 2.750%) 7 .354 04/04/29 4,240,094
392,308 (h) USALCO, LLC, Term Loan 0 .000 09/17/31 395,126
3,807,692 USALCO, LLC, Term Loan B, (TSFR1M + 4.000%) 8 .685 09/17/31 3,835,051
0 Viant Medical Holdings, Inc., Term Loan, First Lien, (CME Term
SOFR 1 Month + 3.750%)
8 .710 07/02/25 0

PRINCIPAL DESCRIPTION   RATE(e) MATURITY(f) VALUE
MATERIALS (continued)
$ 868,304 W.R. Grace & Co.-Conn., Term Loan B, (TSFR3M + 3.250%) 7 .854% 09/22/28 $ 871,234
TOTAL MATERIALS 104,055,155
MEDIA & ENTERTAINMENT - 6.1% (3.7% of Total Investments)
4,025,569 Advantage Sales & Marketing, Inc., Term Loan, (TSFR3M +
4.250%)
8 .854 10/28/27 3,963,918
7,350,634 (i) AMC Entertainment Holdings, Inc. , Term Loan, (TSFR1M +
7.000%)
11 .745 01/04/29 7,488,459
2,902,500 Cable One, Inc., Term Loan B4, (TSFR1M + 2.000%) 6 .800 05/03/28 2,824,495
3,249,670 Cengage Learning, Inc., Term Loan B, (TSFR6M + 4.250%) 9 .538 03/24/31 3,266,861
1,226,852 Checkout Holding Corp., Term Loan, (TSFR1M + 9.500%) 14 .596 05/24/30 1,174,711
9,291,052 Clear Channel Outdoor Holdings, Inc., Term Loan, (TSFR1M +
4.000%)
8 .800 08/23/28 9,271,169
11,445,234 Crown Finance US, Inc., Term Loan, (TSFR1M + 7.000%), (cash
6.455%, PIK 7.000%)
7 .000 07/31/28 11,548,413
3,082,000 CSC Holdings, LLC, Term Loan B5, (6-Month LIBOR + 2.500%) 7 .173 04/15/27 2,874,273
2,262,000 (g) CSC Holdings, LLC, Term Loan B6, (TBD) TBD TBD 2,213,129
5,587,739 DirecTV Financing, LLC, Term Loan, (TSFR3M + 5.000%) 9 .847 08/02/27 5,607,100
3,809,127 Dotdash Meredith Inc, Term Loan B, (TSFR1M + 4.000%) 8 .944 12/01/28 3,832,933
533,686 Lions Gate Capital Holdings LLC, Term Loan B, (TSFR1M +
2.250%)
7 .035 03/24/25 534,185
4,864,229 McGraw-Hill Global Education Holdings, LLC, Term loan B, (Prime
+ TSFR3M + 3.500%)
10 .052 08/06/31 4,892,272
1,188,090 Mission Broadcasting, Inc., Term Loan B, (TSFR1M + 2.500%) 7 .459 06/02/28 1,183,825
1,574,213 Nexstar Broadcasting, Inc., Term Loan B4, (TSFR1M + 2.500%) 7 .300 09/18/26 1,575,913
1,591,975 Red Ventures, LLC, Term Loan B, (TSFR1M + 3.000%) 7 .685 02/23/30 1,583,522
855,700 Simon & Schuster Inc, Term Loan B, (TSFR3M + 4.000%) 8 .605 10/30/30 858,819
4,221,000 UPC Financing Partnership, Term Loan AX, (TSFR1M + 2.925%) 7 .825 01/31/29 4,218,953
3,700,000 Virgin Media Bristol LLC, Term Loan Q, (TSFR1M + 3.250%) 8 .150 01/31/29 3,612,384
513,000 Virgin Media Bristol LLC, Term Loan Y, (TSFR6M + 3.175%) 7 .724 03/06/31 499,000
1,950,113 Wood Mackenzie Limited, Term Loan B, (TSFR3M + 3.500%) 8 .604 02/10/31 1,958,157
TOTAL MEDIA & ENTERTAINMENT 74,982,491
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.6% (1.6% of Total
Investments)
3,320,024 Amneal Pharmaceuticals LLC, Term Loan B, (TSFR1M + 5.500%) 10 .185 05/04/28 3,386,441
1,583,212 Curia Global, Inc., Term Loan, (TSFR1M + TSFR3M + 3.750%) 8 .485 08/28/26 1,512,213
1,759,835 Elanco Animal Health Incorporated, Term Loan B, (TSFR1M +
1.750%)
6 .694 08/02/27 1,758,110
19,554,440 Jazz Financing Lux S.a.r.l., Term Loan B, (TSFR1M + 2.250%) 6 .935 05/05/28 19,578,884
4,577,742 Organon & Co, Term Loan B, (TSFR1M + 2.500%) 7 .259 05/14/31 4,583,464
1,616,888 Perrigo Investments, LLC, Term Loan B, (TSFR1M + 2.250%) 7 .035 04/05/29 1,622,951
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 32,442,063
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.5% (0.9% of Total Investments)
3,865,313 Cushman & Wakefield U.S. Borrower, LLC, Term Loan, (TSFR1M +
3.250%)
7 .935 01/31/30 3,876,599
4,409,159 Cushman & Wakefield U.S. Borrower, LLC, Term Loan B, (TSFR1M
+ 3.000%)
7 .685 01/31/30 4,422,960
2,039,000 (g) Forest City Enterprises LP,Term Loan, (TBD) TBD TBD 1,971,784
8,870,000 (g) VeriFone Systems Inc,Term Loan, (TBD) TBD TBD 8,260,188
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 18,531,531
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2% (0.2% of Total
Investments)
3,000,000 (g) Icon Parent Inc,Term Loan, (TBD) TBD TBD 2,982,660
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2,982,660
SOFTWARE & SERVICES - 24.9% (15.1% of Total Investments)
3,980,927 Ahead DB Holdings, LLC, Term Loan B3, (TSFR3M + 3.500%) 8 .104 02/03/31 3,998,344
8,055,000 Amentum Government Services Holdings LLC, Term Loan B,
(TSFR1M + 2.250%)
6 .935 07/30/31 8,064,062
1,432,275 Apttus Corporation, Term loan B, (TSFR3M + 3.500%) 8 .089 05/08/28 1,440,331
10,162,143 Avaya, Inc., Term Loan, (TSFR1M + 7.500%) 12 .185 08/01/28 8,627,253
16,457,476 Banff Merger Sub Inc, Term loan B, (TSFR3M + 3.750%) 8 .335 07/30/31 16,433,365
6,073,850 Camelot U.S. Acquisition LLC, Term Loan B, (TSFR1M + 2.750%) 7 .435 01/31/31 6,085,998
852,076 CCC Intelligent Solutions Inc., Term Loan B, (TSFR1M + 2.250%) 7 .050 09/21/28 853,494

Portfolio of Investments October 31, 2024
(continued)
JFR

PRINCIPAL DESCRIPTION   RATE(e) MATURITY(f) VALUE
SOFTWARE & SERVICES (continued)
$ 10,734,060 Cotiviti Corporation, Term Loan, (TSFR1M + 3.250%) 8 .094% 04/30/31 $ 10,750,859
6,250,000 (i) Darktrace PLC, Term Loan, (TSFR3M + 3.250%) 7 .887 07/02/31 6,200,531
4,625,000 Drake Software, LLC, Term Loan B, (TSFR1M + 4.250%) 8 .935 06/05/31 4,555,625
3,867,311 DTI Holdco, Inc., Term Loan, (TSFR1M + 4.750%) 9 .435 04/21/29 3,886,957
4,125,000 (g) Envestnet Inc,Term Loan, (TBD) TBD TBD 4,128,094
1,958,880 Epicor Software Corporation, Term Loan, (TSFR1M + 3.250%) 7 .957 05/23/31 1,966,941
16,695,725 Epicor Software Corporation, Term Loan, (TSFR1M + 3.250%) 7 .935 05/23/31 16,764,428
4,000,000 Fortress Intermediate 3, Inc, Term Loan B, (TSFR1M + 3.750%) 8 .435 05/08/31 4,000,840
9,445,375 Gen Digital Inc., Term Loan B, (TSFR1M + 1.750%) 6 .435 09/12/29 9,417,606
12,386,119 Genesys Cloud Services Holdings II LLC, Term Loan B, (TSFR1M
+ 3.000%)
7 .685 12/01/27 12,429,656
12,528,750 Informatica LLC, Term Loan B, (TSFR1M + 2.250%) 6 .935 10/30/28 12,552,241
2,719,084 Instructure Holdings, Inc., Term Loan B, (TSFR3M + 2.750%) 8 .074 10/30/28 2,720,797
1,156,000 (g) Jaggaer LLC,Term Loan, (TBD) TBD TBD 1,155,098
3,187,013 Marcel LUX IV SARL, Term Loan B5, (TSFR1M + 4.000%) 8 .840 10/07/30 3,200,956
10,592,342 McAfee, LLC, Term Loan B, (TSFR1M + 3.250%) 8 .100 03/01/29 10,593,084
11,472,000 Mitchell International, Inc., Term Loan, (TSFR1M + 3.250%) 7 .935 06/06/31 11,392,671
8,967,430 Open Text Corporation, Term Loan B, (TSFR1M + 2.250%) 6 .935 01/31/30 9,007,962
6,770,415 (i) Peraton Corp., Term Loan B, (TSFR1M + 3.750%) 8 .535 02/01/28 6,571,196
2,533,650 Perforce Software, Inc., Term Loan, (TSFR1M + 4.750%) 9 .435 03/24/31 2,539,997
5,213,858 Perforce Software, Inc., Term Loan B, (TSFR1M + 3.750%) 8 .535 07/01/26 5,207,340
2,325,000 (g) PointClickCare Technologies Inc,Term Loan, (TBD) TBD TBD 2,332,266
6,911,000 Press Ganey Holdings, Inc., Term Loan B, (TSFR1M + 3.500%) 8 .185 04/24/31 6,914,075
2,095,216 Project Ruby Ultimate Parent Corp., Term Loan, (TSFR1M +
3.250%)
8 .050 03/10/28 2,101,952
4,746,320 Proofpoint, Inc., Term Loan, (TSFR1M + 3.000%) 7 .685 08/31/28 4,754,840
4,514,400 Quartz Acquireco LLC, Term Loan B, (TSFR3M + 2.750%) 7 .354 06/28/30 4,525,686
5,828,908 Rackspace Technology Global, Inc., Term Loan, First Lien,
(TSFR1M + 6.250%)
11 .183 05/15/28 5,959,446
9,430,537 Rackspace Technology Global, Inc., Term Loan, First Lien,
(TSFR1M + 2.750%)
7 .683 05/15/28 5,698,920
6,924,347 Rocket Software, Inc., Term Loan B, (TSFR1M + 4.750%) 9 .435 11/28/28 6,944,601
8,197,008 Sophia, L.P., Term Loan B, (TSFR1M + 3.500%) 8 .285 10/29/29 8,240,903
2,815,658 SS&C Technologies Inc., Term Loan B8, (TSFR1M + 2.000%) 6 .685 05/09/31 2,818,361
3,500,000 Synechron Inc, Term Loan B, (TSFR3M + 3.750%) 8 .360 10/03/31 3,486,875
9,706,875 Syniverse Holdings, Inc., Term Loan, (TSFR3M + 7.000%) 11 .604 05/10/29 9,672,901
4,372,990 Tempo Acquisition LLC, Term Loan B, (TSFR1M + 2.250%) 6 .935 08/31/28 4,379,484
1,690,000 Thunder Generation Funding LLC, Term Loan B, (Prime + TSFR3M
+ 3.000%)
7 .610 09/26/31 1,694,014
20,012,664 Ultimate Software Group Inc (The), Term Loan B, (TSFR3M +
3.000%)
7 .617 02/10/31 20,057,993
4,179,115 Vision Solutions, Inc., Term Loan, (TSFR3M + 4.000%) 8 .847 04/24/28 4,132,476
2,723,175 VS Buyer, LLC, Term Loan B, (TSFR1M + 3.250%) 8 .036 04/14/31 2,729,983
3,783,838 West Corporation, Term Loan B3, (TSFR3M + 4.000%) 8 .585 04/12/27 3,305,448
1,882,338 World Wide Technology Holding Co. LLC, Term Loan, (TSFR1M +
2.750%)
7 .609 03/01/30 1,887,044
14,073,280 Zelis Payments Buyer, Inc., Term Loan B, (TSFR1M + 2.750%) 7 .435 09/28/29 13,949,365
7,188,269 ZoomInfo LLC, Term Loan B, (TSFR1M + 1.750%) 6 .435 02/28/30 7,144,852
TOTAL SOFTWARE & SERVICES 307,277,211
TECHNOLOGY HARDWARE & EQUIPMENT - 2.8% (1.7% of Total Investments)
13,811,654 (i) CommScope, Inc., Term Loan B, (TSFR1M + 3.250%) 8 .050 04/06/26 13,538,874
12,103,180 Delta TopCo, Inc., Term Loan, (TSFR6M + 3.500%) 8 .198 12/03/29 12,123,332
3,661,790 II-VI Incorporated, Term Loan B, (TSFR1M + 2.500%) 7 .185 07/02/29 3,670,486
2,915,395 Ingram Micro Inc., Term Loan B, (TSFR3M + 2.750%) 7 .564 09/22/31 2,920,250
4,060,847 MLN US HoldCo LLC, Term Loan, (TSFR3M + 6.700%) 11 .385 10/18/27 399,993
6,990,173 MLN US HoldCo LLC, Term Loan, First Lien, (TSFR3M + 4.500%) 9 .414 12/01/25 332,033
2,422,655 Riverbed Technology, Inc., Term Loan, (TSFR3M + 2.000%) 2 .000 07/03/28 1,502,046
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 34,487,014
TELECOMMUNICATION SERVICES - 5.7% (3.5% of Total Investments)
2,472,114 Altice France S.A., Term Loan B12, (6-Month LIBOR + 3.688%) 8 .370 02/02/26 2,126,018
11,802,714 Altice France S.A., Term Loan B13, (3-Month LIBOR + 4.000%) 9 .380 08/14/26 10,076,567
7,053,701 Cincinnati Bell, Inc., Term Loan B2, (TSFR1M + 3.250%) 8 .035 11/24/28 7,061,637

PRINCIPAL DESCRIPTION   RATE(e) MATURITY(f) VALUE
TELECOMMUNICATION SERVICES (continued)
$ 876,023 (j) Cyxtera DC Holdings, Inc., Term Loan B 0 .000% 05/01/25 $ 4,818
1,950,000 (g) Digicel International Finance Limited, Term Loan, (TBD), (cash
12.002%, PIK 1.500%)
TBD TBD 1,948,645
11,256,588 (i) Level 3 Financing Inc., Term Loan B1, (TSFR1M + 6.560%) 11 .278 04/16/29 11,509,861
10,586,412 (i) Level 3 Financing Inc., Term Loan B2, (TSFR1M + 6.560%) 11 .278 04/15/30 10,820,848
4,681,736 (g) Lumen Technologies Inc,Term Loan, (TBD) TBD TBD 4,630,752
10,720,000 Zayo Group Holdings, Inc., Term Loan, (TSFR1M + 3.000%) 7 .800 03/09/27 10,099,473
12,234,274 Ziggo Financing Partnership, Term Loan I, (TSFR1M + 2.500%) 7 .418 04/28/28 12,077,920
TOTAL TELECOMMUNICATION SERVICES 70,356,539
TRANSPORTATION - 2.8% (1.7% of Total Investments)
4,639,952 AAdvantage Loyalty IP Ltd., Term Loan, (TSFR3M + 4.750%) 9 .629 04/20/28 4,779,406
512,425 Air Canada, Term Loan B, (TSFR3M + 2.500%) 7 .253 03/21/31 513,655
904,822 American Airlines, Inc., Term Loan, First Lien, (TSFR3M + 1.750%) 6 .454 01/29/27 901,117
6,368,555 Brown Group Holding, LLC, Term Loan B, (TSFR1M + 2.750%) 7 .468 07/01/31 6,372,471
3,335,396 Brown Group Holding, LLC, Term Loan B2, (TSFR1M + TSFR3M +
2.750%)
7 .503 07/01/31 3,337,230
2,380,510 First Student Bidco Inc, Term Loan B, (TSFR3M + 3.000%) 7 .865 07/21/28 2,385,116
728,004 First Student Bidco Inc, Term Loan C, (TSFR3M + 3.000%) 7 .865 07/21/28 729,413
868,421 KKR Apple Bidco, LLC, Term Loan, (TSFR1M + 3.500%) 8 .185 09/23/28 871,526
2,771,625 KKR Apple Bidco, LLC, Term Loan, (TSFR1M + 2.750%) 7 .550 09/25/28 2,775,270
3,166,927 (i) PODS, LLC, Term Loan B, (TSFR3M + 3.000%) 7 .847 03/31/28 2,995,090
5,286,629 SkyMiles IP Ltd., Term Loan B, (TSFR3M + 3.750%) 8 .367 10/20/27 5,393,974
3,988,250 United Airlines, Inc., Term Loan B, (TSFR3M + 2.750%) 7 .385 02/24/31 4,002,129
TOTAL TRANSPORTATION 35,056,397
UTILITIES - 2.0% (1.3% of Total Investments)
1,685,000 (g) Cornerstone Generation LLC,Term Loan, (TBD) TBD TBD 1,687,106
675,000 EFS Cogen Holdings I LLC, Term Loan B, (TSFR1M + 3.500%) 8 .460 10/01/27 673,522
2,625,610 ExGen Renewables IV, LLC, Term Loan, (TSFR3M + 2.250%) 7 .307 12/15/27 2,638,042
10,349,398 Talen Energy Supply, LLC, Term Loan B, (TSFR3M + 3.500%) 8 .596 05/17/30 10,385,466
8,492,741 Talen Energy Supply, LLC, Term Loan C, (TSFR3M + 3.500%) 8 .596 05/17/30 8,522,338
1,393,000 Vistra Zero Operating Company, LLC, Term Loan B, (TSFR1M +
2.750%)
7 .435 04/30/31 1,397,854
TOTAL UTILITIES 25,304,328
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $1,727,386,035) 1,719,431,979
SHARES DESCRIPTION VALUE
528670 WARRANTS - 0 .0% ( 0 .0 % of Total Investments) 528670
TELECOMMUNICATION SERVICES - 0.0% (0.0% of Total Investments)
7 Intelsat SA/Luxembourg 11
TOTAL TELECOMMUNICATION SERVICES 11
TRANSPORTATION - 0.0% (0.0% of Total Investments)
6,822 ACBL HLDG CORP 399,087
2,411 ACBL HLDG CORP 110,906
34,110 (c) American Commercial Barge Line LLC 11,938
26,910 (c) American Commercial Barge Line LLC 6,728
TOTAL TRANSPORTATION 528,659
TOTAL WARRANTS
(Cost $1,169,933) 528,670
TOTAL LONG-TERM INVESTMENTS
(Cost $2,014,876,243) 1,977,177,051
SHARES DESCRIPTION RATE VALUE
SHORT-TERM INVESTMENTS -  4.2%(2.5% of Total Investments)

Portfolio of Investments October 31, 2024
(continued)
JFR

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION   RATE VALUE
INVESTMENT COMPANIES - 4.2% (2.5% of Total Investments) –
51,696,068 BlackRock Liquidity Funds T-Fund 5.167(k) $ 51,696,068
TOTAL INVESTMENT COMPANIES
(Cost $51,696,068) 51,696,068
TOTAL SHORT-TERM INVESTMENTS
(Cost $51,696,068) 51,696,068
TOTAL INVESTMENTS - 164 .2%
(Cost $ 2,066,572,311 ) 2,028,873,119
BORROWINGS - (38.6)% (l),(m) (477,200,000)
TFP SHARES, NET - (23.0)%(n) (283,732,702)
OTHER ASSETS & LIABILITIES, NET -  (2.6)% (32,124,813)
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 1,235,815,604
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$25 Par (or similar) Retail Preferred $ 568,152 $ – $ – $ 568,152
Asset-Backed Securities – 11,844,595 – 11,844,595
Common Stocks 26,342,942 – 596,969 26,939,911
Corporate Bonds – 217,863,744 – 217,863,744
Variable Rate Senior Loan Interests – 1,719,219,497 212,482 1,719,431,979
Warrants 510,004 – 18,666 528,670
Short-Term Investments:
Investment Companies 51,696,068 – – 51,696,068
Total
$ 79,117,166 $ 1,948,927,836 $ 828,117 $ 2,028,873,119
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(a) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $182,794,925 or 9.0% of Total Investments.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.

(d) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(e) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the Secured Overnight
Financing Rate (“SOFR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(f) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(g) When-issued or delayed delivery security.
(h) Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(i) Portion of investment purchased on a delayed delivery basis.
(j) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(k) The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.
(l) Borrowings as a percentage of Total Investments is 23.5%.
(m) The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(n) TFP Shares, Net as a percentage of Total Investments is 14.0%.
LIBOR London Inter-Bank Offered Rate
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR
1M CME Term Secured Overnight Financing Rate 1 Month
TSFR
2M CME Term Secured Overnight Financing Rate 2 Month
TSFR
3M CME Term Secured Overnight Financing Rate 3 Month
TSFR
6M CME Term Secured Overnight Financing Rate 6 Month